Business and Basis of Presentation (Narrative) (Details)	12 Months Ended						1 Months Ended
	Dec. 31, 2013 segment	Dec. 31, 2013 Gold Line Products System, Pipeline, Borger, Texas to Cahokia, Illinois [Member] Phillips 66 [Member] Gold Line Products System and Medford Spheres [Member] mi	Dec. 31, 2013 Gold Line Products System, Parallel Lateral Lines, Paola,Kansas to Kansas City, Kansas [Member] Phillips 66 [Member] Gold Line Products System and Medford Spheres [Member] Item mi
Dec. 31, 2013
Gold Line products system, terminals, Wichita, Kansas; Kansas City, Kansas; Jefferson City, Missouri; and Cahokia, Illinois [Member]
Phillips 66 [Member]
Gold Line Products System and Medford Spheres [Member]
bbl
Item
					Dec. 31, 2013 Medford Spheres, Medford, Oklahoma [Member] Phillips 66 [Member] Gold Line Products System and Medford Spheres [Member] bbl Item	Dec. 31, 2013 Maximum [Member] Gold Line Products System [Member] Phillips 66 [Member] Gold Line Products System and Medford Spheres [Member]	Jul. 27, 2013 Common Units [Member]
Limited Liability Company or Limited Partnership, Business Organization and Operations [Abstract]
Initial public offering of common units (including units issued to underwriters), number of units							18,888,750
Common units issued pursuant to the exercise of the underwriters' over-allotment option, number of units							2,463,750
Pipeline length in miles		681	54
Number of parallel lateral lines			2
Throughput capacity per day, barrels						132,000
Number of terminals				4
Pipeline, System Throughput Capacity				172,000
Number of newly-constructed refinery-grade propylene storage spheres					2
Capacity, barrels				4,300,000	70,000
Number of reportable segments	1